Note Payable to Shareholders (Details Narrative) - USD ($)	May 31, 2021	Aug. 31, 2020	May 25, 2019
Note Payable	$ 995,043	$ 0
Edward Manolos
Note Payable			$ 1,666,667
Interest Rate			5.00%
Dan Nguyen [Member]
Note Payable			$ 1,666,667
Interest Rate			5.00%